Shareholders' Equity (Details) - USD ($)			6 Months Ended
		Feb. 03, 2026	Mar. 31, 2026	Mar. 16, 2026	Sep. 30, 2025	Feb. 08, 2024	Oct. 28, 2022	Sep. 30, 2022	Sep. 30, 2021
Shareholders
Ordinary shares issued	[1]				7,827,355
Ordinary shares outstanding	[1]				7,827,355
Ordinary shares authorized	[1]		15,005,000,000		15,005,000,000
Ordinary shares value per share (in Dollars per share)	[1]		$ 0.001		$ 0.001
Combined share				1
Statutory surplus percentage			10.00%
Reserve is equal percentage			50.00%
Amount of statutory laws (in Dollars)			$ 2,864,741		$ 2,864,741
Total restricted net assets (in Dollars)			$ 2,959,128		$ 2,959,128
Director [Member]
Shareholders
Stock split description		1-for-20
Common Stock [Member]
Shareholders
Ordinary shares issued			20,000,000					6,750,000	6,750,000
Surrendered of ordinary shares							13,250,000
Ordinary shares outstanding								6,750,000	6,750,000
Maximum [Member] | Common Stock [Member]
Shareholders
Ordinary shares authorized						1,000,000,000
Ordinary shares value per share (in Dollars per share)						$ 0.001
Minimum [Member] | Common Stock [Member]
Shareholders
Ordinary shares authorized						50,000,000
Ordinary shares value per share (in Dollars per share)						$ 0.00005
Class A Ordinary Shares [Member]
Shareholders
Ordinary shares issued	[1]		6,827,383
Ordinary shares outstanding	[1]		6,827,383
Ordinary shares authorized	[1]		45,000,000		45,000,000
Ordinary shares value per share (in Dollars per share)	[1]		$ 0.001		$ 0.001
Authorized share capital (in Dollars)			$ 50,000
Class A Ordinary Shares [Member] | Director [Member]
Shareholders
Vote per share			1
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders
Ordinary shares issued		136,547,100
Ordinary shares outstanding		6,827,383
Ordinary shares authorized			45,000,000
Class B Ordinary Shares [Member]
Shareholders
Ordinary shares issued	[1]		1,000,000
Ordinary shares outstanding	[1]		1,000,000
Ordinary shares authorized	[1]		5,000,000		5,000,000
Ordinary shares value per share (in Dollars per share)	[1]		$ 0.001		$ 0.001
Class B Ordinary Shares [Member] | Board of Directors [Member]
Shareholders
Vote per share			30
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders
Ordinary shares issued		20,000,000
Ordinary shares outstanding		1,000,000
Class A Ordinary Shares and Class B Ordinary Shares [Member]
Shareholders
Ordinary shares authorized				20

[1]	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.